UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 99.2%
Australia 8.0%
Aspen Group	315,068	55,043
Aspen Group*	558,430	97,558
BGP Holdings PLC	11,394,023	12
Centro Retail Australia	2,426,915	5,260,470
Dexus Property Group	3,078,018	3,032,233
Goodman Group	1,289,328	5,293,112
GPT Group	1,942,474	6,817,695
Investa Office Fund (Units)	1,365,649	4,081,825
Mirvac Group (Units)	686,689	1,015,992
Stockland (Units)	2,531,361	8,745,633
Westfield Group (Units)	2,176,321	22,855,148
Westfield Retail Trust	3,390,739	10,136,317

(Cost $63,332,317)		67,391,038
Austria 0.3%
Conwert Immobilien Invest SE	104,000	1,164,249
Immofinanz AG*	425,000	1,543,733

(Cost $2,630,308)		2,707,982
Canada 4.4%
Allied Properties Real Estate Investment Trust	43,750	1,422,731
Canadian Apartment Properties Real Estate Investment Trust (a)	202,750	5,129,074
Canadian Real Estate Investment Trust (a)	132,050	5,644,127
Chartwell Seniors Housing Real Estate Investment Trust (a)	903,175	9,361,564
Dundee Real Estate Investment Trust (a)	112,200	4,298,090
First Capital Realty, Inc. (a)	114,500	2,188,439
H&R Real Estate Investment Trust (Units) (a)	339,750	8,705,424

(Cost $32,425,440)		36,749,449
Channel Islands 0.4%
Camper & Nicholsons Marina Investments Ltd.*	1,550,000	269,066
LXB Retail Properties PLC*	1,750,000	3,182,943

(Cost $4,925,715)		3,452,009
China 0.5%
Agile Property Holdings Ltd.	612,000	689,415
Country Garden Holdings Co., Ltd.	8,947,449	3,479,904

(Cost $4,422,215)		4,169,319
France 4.6%
Gecina SA	64,500	6,614,679
ICADE	78,700	6,423,284
Klepierre	247,300	8,683,709
Unibail-Rodamco SE	84,500	16,870,530

(Cost $41,991,713)		38,592,202
Germany 0.6%
Deutsche Wohnen AG	134,000	2,355,962
DIC Asset AG	146,656	1,385,053
GSW Immobilien AG	30,500	1,132,705

(Cost $4,756,810)		4,873,720
Hong Kong 10.6%
China Overseas Land & Investment Ltd.	1,224,480	3,111,962
Henderson Land Development Co., Ltd.	1,239,000	8,846,203
Hongkong Land Holdings Ltd.	2,205,000	13,222,629
Link REIT	1,462,000	6,918,028
New World Development Co., Ltd.	7,416,000	11,416,462
Shimao Property Holdings Ltd.	534,000	913,729
Sino Land Co., Ltd.	2,080,000	3,867,725
Sun Hung Kai Properties Ltd.	1,541,000	22,561,199
Swire Properties Ltd.	1,492,000	4,605,976
Wharf Holdings Ltd.	1,906,000	13,097,612

(Cost $86,153,393)		88,561,525
Italy 0.1%
Beni Stabili SpA (Cost $1,100,065)	2,075,000	1,094,280
Japan 10.5%
Activia Properties, Inc.*	709	4,338,033
AEON Mall Co., Ltd.	38,100	931,952
Daiwahouse Residential Investment Corp.	228	1,726,187
Japan Prime Realty Investment Corp.	227	683,938
Japan Real Estate Investment Corp. (a)	711	7,158,893
Japan Retail Fund Investment Corp.	1,949	3,482,929
Mitsubishi Estate Co., Ltd.	1,160,000	22,192,261
Mitsui Fudosan Co., Ltd.	1,009,000	20,191,490
Mori Hills REIT Investment Corp.	649	3,156,281
Nippon Building Fund, Inc.	435	4,687,202
Premier Investment Corp.	642	2,461,512
Sumitomo Realty & Development Co., Ltd.	588,000	15,599,072
United Urban Investment Corp.	1,390	1,611,499

(Cost $85,580,935)		88,221,249
Netherlands 0.3%
Corio NV (Cost $4,481,076)	66,000	2,814,867
Norway 0.5%
Norwegian Property ASA (Cost $5,008,379)	2,490,000	3,806,877
Singapore 4.9%
Ascendas Real Estate Investment Trust	2,405,000	4,713,980
CapitaCommercial Trust	5,115,000	6,217,634
CapitaLand Ltd.	4,594,500	11,855,716
CapitaMall Trust	1,239,000	2,036,555
CapitaMalls Asia Ltd.	4,932,000	6,611,404
Global Logistic Properties Ltd.	2,818,000	5,744,173
Suntec Real Estate Investment Trust	3,392,000	4,102,620

(Cost $37,411,847)		41,282,082
Sweden 1.2%
Castellum AB	284,000	3,846,495
Fabege AB	244,000	2,323,791
Hufvudstaden AB "A"	325,000	4,033,803

(Cost $9,175,107)		10,204,089
Switzerland 0.8%
PSP Swiss Property AG (Registered)* (Cost $6,112,863)	68,500	6,228,025
United Kingdom 5.2%
British Land Co. PLC	1,245,000	10,516,719
Derwent London PLC	52,200	1,650,242
Great Portland Estates PLC	616,300	4,496,083
Hammerson PLC	803,400	5,862,811
Land Securities Group PLC	796,000	9,799,847
Safestore Holdings PLC	1,575,000	2,618,077
Shaftesbury PLC	575,000	4,907,658
UNITE Group PLC	810,000	3,451,940

(Cost $42,305,007)		43,303,377
United States 46.3%
Acadia Realty Trust (REIT) (a)	135,850	3,371,797
Alexander's, Inc. (REIT)	4,889	2,089,999
AvalonBay Communities, Inc. (REIT) (a)	91,318	12,418,335
Boston Properties, Inc. (REIT) (a)	147,150	16,276,261
BRE Properties, Inc. (REIT)	265,284	12,439,167
Camden Property Trust (REIT)	222,179	14,328,324
Chesapeake Lodging Trust (REIT)	153,100	3,042,097
Colonial Properties Trust (REIT)	280,650	5,907,683
CubeSmart (REIT)	733,150	9,435,640
DDR Corp. (REIT) (a)	839,000	12,887,040
Douglas Emmett, Inc. (REIT)	531,500	12,261,705
Duke Realty Corp. (REIT)	672,300	9,882,810
DuPont Fabros Technology, Inc. (REIT) (a)	363,192	9,170,598
Education Realty Trust, Inc. (REIT)	386,150	4,209,035
Equity Lifestyle Properties, Inc. (REIT)	64,700	4,407,364
Equity Residential (REIT)	191,683	11,027,523
Extra Space Storage, Inc. (REIT)	359,800	11,963,350
Federal Realty Investment Trust (REIT) (a)	122,263	12,874,294
General Growth Properties, Inc. (REIT)	304,350	5,928,738
Glimcher Realty Trust (REIT)	757,100	8,002,547
Health Care REIT, Inc. (REIT) (a)	425,054	24,546,868
Healthcare Realty Trust, Inc. (REIT)	347,915	8,019,441
Home Properties, Inc. (REIT)	100,900	6,182,143
Hospitality Properties Trust (REIT)	198,850	4,728,653
LaSalle Hotel Properties (REIT)	75,281	2,009,250
Liberty Property Trust (REIT) (a)	69,650	2,524,116
Pebblebrook Hotel Trust (REIT) (a)	122,665	2,869,134
Pennsylvania Real Estate Investment Trust (REIT) (a)	54,550	865,163
Post Properties, Inc. (REIT)	82,800	3,971,088
Prologis, Inc. (REIT) (a)	316,636	11,091,759
PS Business Parks, Inc. (REIT)	81,150	5,422,443
Regency Centers Corp. (REIT) (a)	203,950	9,938,483
Simon Property Group, Inc. (REIT)	340,027	51,619,499
SL Green Realty Corp. (REIT) (a)	159,899	12,803,113
Spirit Realty Capital, Inc. (REIT)* (a)	154,600	2,396,300
Strategic Hotels & Resorts, Inc. (REIT)*	1,042,178	6,263,490
Sunstone Hotel Investors, Inc. (REIT)*	554,900	6,103,900
Taubman Centers, Inc. (REIT)	82,850	6,357,081
UDR, Inc. (REIT)	141,650	3,515,753
Ventas, Inc. (REIT)	227,501	14,161,937
Vornado Realty Trust (REIT)	199,676	16,183,740
Washington Real Estate Investment Trust (REIT) (a)	170,450	4,571,469

(Cost $361,076,042)		388,069,130

Total Common Stocks (Cost $792,889,232)		831,521,220
Securities Lending Collateral 15.2%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $127,655,237)	127,655,237	127,655,237
Cash Equivalents 0.2%
Central Cash Management Fund, 0.15% (b) (Cost $1,185,099)	1,185,099	1,185,099

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $921,729,568) †	114.6	960,361,556
Other Assets and Liabilities, Net (a)	(14.6)	(122,452,376)

Net Assets	100.0	837,909,180

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $955,070,819.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $5,290,737.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,101,205 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,810,468.

(a)
All or a portion of these securities were on loan amounting to $122,457,072. In addition, included in other assets and liabilities, net are pending sale, amounting to $860,463, that are also on loan. The value of all securities loaned at September 30, 2012 amounted to $123,317,535 which is 14.7% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2012 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Diversified	329,423,416	39.6%
Office	122,322,097	14.7%
Shopping Centers	101,582,855	12.2%
Apartments	82,401,000	9.9%
Regional Malls	72,773,028	8.8%
Health Care	56,089,810	6.8%
Hotels	25,016,524	3.0%
Storage	24,017,067	2.9%
Industrial	11,091,759	1.3%
Manufactured Homes	4,407,364	0.5%
Specialty Services	2,396,300	0.3%
Total	831,521,220	100.0%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$67,391,026	$12	$67,391,038
Austria	—	2,707,982		2,707,982
Canada	36,749,449	—	—	36,749,449
Channel Islands	—	3,452,009	—	3,452,009
China	—	4,169,319	—	4,169,319
France	—	38,592,202	—	38,592,202
Germany	—	4,873,720	—	4,873,720
Hong Kong	—	88,561,525	—	88,561,525
Italy	—	1,094,280	—	1,094,280
Japan	—	88,221,249	—	88,221,249
Netherlands	—	2,814,867	—	2,814,867
Norway	—	3,806,877	—	3,806,877
Singapore	—	41,282,082	—	41,282,082
Sweden	—	10,204,089	—	10,204,089
Switzerland	—	6,228,025	—	6,228,025
United Kingdom	—	43,303,377	—	43,303,377
United States	388,069,130	—	—	388,069,130
Short-Term Investments(d)	128,840,336	—	—	128,840,336
Total	$553,658,915	$406,702,629	$12	$960,361,556

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012